Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		¥ 403,799	¥ 360,583	¥ 330,811
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	83,751	7,195	16,325
Life Insurance Premiums And Related Investment Income
Net Investment Income [Line Items]
Total revenue		¥ 487,550	¥ 367,778	¥ 347,136

[1]	Life insurance related investment income in fiscal 2019, 2020 and 2021 include net unrealized holding losses of ¥217 million and ¥13,122 million and a gain of ¥61,351 million on equity securities held as of March 31, 2019, 2020 and 2021, respectively.